ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ADVANCES TO SUPPLIERS	ADVANCES TO SUPPLIERS
12.1    Accounting policies
Advances to suppliers represent the advance payment of installments related to purchases of goods or obtainment of rights that will be delivered in the future. Such amounts are presented net of provision for losses.
12.2    Breakdown of advances to suppliers

	December 31,
Description	2022	2021

Advances – local currency	90,810	109,677
Advances – foreign currency	30,887	93,702
	121,697	203,379